AST BOND PORTFOLIO 2019
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 85.9%
Asset-Backed Securities — 15.6%
Automobiles — 7.0%
Ford Credit Auto Owner Trust,
Series 2014-02, Class A, 144A
2.310%	04/15/26	1,200	$ 1,200,008
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A1
1.950%	11/15/21	600	599,760
Series 2016-05, Class A2, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.000%)
2.488%(c)	11/15/21	700	700,268
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	251	250,434
			2,750,470
Collateralized Loan Obligations — 6.6%
BlueMountain CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 0.000%)
3.633%(c)	04/13/27	1,821	1,824,736
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	250	249,186
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
3.118%(c)	04/20/28	500	497,814
			2,571,736
Credit Cards — 1.5%
Citibank Credit Card Issuance Trust,
Series 2016-A01, Class A1
1.750%	11/19/21	600	599,700
Residential Mortgage-Backed Securities — 0.5%
Towd Point Mortgage Trust,
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58	190	194,695

Total Asset-Backed Securities (cost $6,099,812)			6,116,601
Commercial Mortgage-Backed Securities — 4.8%
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25	176	176,416
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class A2
3.531%	06/25/20	143	143,355
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class A2
2.921%	05/15/48	691	692,033
Series 2015-C30, Class A3
3.322%	07/15/48	500	515,318
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	314	316,764
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A1
1.639%	09/15/58	32	$ 31,928

Total Commercial Mortgage-Backed Securities (cost $1,867,754)			1,875,814
Corporate Bonds — 32.8%
Aerospace & Defense — 0.8%
General Dynamics Corp.,
Gtd. Notes
2.875%	05/11/20	145	145,755
3.000%	05/11/21	175	178,065
			323,820
Auto Manufacturers — 1.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	01/06/20	200	200,028
3.350%	05/04/21	150	152,471
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	200,027
			552,526
Banks — 8.4%
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
3.300%	01/11/23	295	304,785
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.200%	09/03/21	265	270,485
Citibank NA,
Sr. Unsec’d. Notes
3.050%	05/01/20	620	623,141
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.750%	04/25/22	300	304,465
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	300	323,217
Sr. Unsec’d. Notes, Series D, MTN
6.000%	06/15/20	130	133,447
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.200%	01/25/23	260	268,512
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	150	156,831
5.500%	07/28/21	205	217,530
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	250	255,445
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%
2.656%(c)	04/30/21	130	130,424
A1

AST BOND PORTFOLIO 2019 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Royal Bank of Canada (Canada), (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.200%	04/30/21	320	$ 326,019
			3,314,301
Biotechnology — 0.3%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/20	100	100,721
Building Materials — 0.3%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.656%(c)	12/20/19	110	110,019
Chemicals — 0.5%
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20	106	108,915
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
3.766%	11/15/20	55	56,012
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	45	45,863
			210,790
Commercial Services — 3.8%
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.375%	10/11/19	1,500	1,499,658
Computers — 1.1%
IBM Credit LLC,
Sr. Unsec’d. Notes
3.450%	11/30/20	410	417,150
Diversified Financial Services — 6.1%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21	375	381,792
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19	2,000	2,006,105
			2,387,897
Electric — 0.3%
Southern Power Co.,
Sr. Unsec’d. Notes, Series D
1.950%	12/15/19	100	99,961
Electronics — 1.7%
Tyco Electronics Group SA (Switzerland),
Gtd. Notes, 3 Month LIBOR + 0.450%
2.577%(c)	06/05/20	680	680,453
Insurance — 0.5%
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	200	206,444
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified — 0.2%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	60	$ 63,053
Multi-National — 3.8%
Council Of Europe Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.750%	11/14/19	1,500	1,499,265
Oil & Gas — 0.0%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.700%	10/15/19	19	19,252
Pharmaceuticals — 2.6%
CVS Health Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
2.822%(c)	03/09/21	380	381,833
McKesson Corp.,
Sr. Unsec’d. Notes
3.650%	11/30/20	405	411,590
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.000%	11/26/21	230	238,070
			1,031,493
Pipelines — 0.7%
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	250	256,378
Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	110	113,463

Total Corporate Bonds (cost $12,751,838)			12,886,644
Residential Mortgage-Backed Security — 0.2%
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.100%(c)	12/25/57	92	91,939
(cost $92,029)
Sovereign Bonds — 10.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	209,999
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
1.375%	11/07/19	400	399,671
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
1.500%	10/22/19	2,000	1,999,452
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	1,600	1,598,944

A2

AST BOND PORTFOLIO 2019 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.000%	10/07/19	30	$ 30,008

Total Sovereign Bonds (cost $4,224,367)			4,238,074
U.S. Government Agency Obligation — 0.3%
Tennessee Valley Authority, Sr. Unsec’d. Notes
2.250%	03/15/20	120	120,195
(cost $119,886)
U.S. Treasury Obligations — 21.4%
U.S. Treasury Bonds
3.625%	08/15/43	155	199,908
3.750%	11/15/43	10	13,153
U.S. Treasury Notes
1.875%	07/31/26	5,115	5,199,318
2.125%	09/30/21(k)	2,630	2,654,142
3.125%	11/15/28	200	224,531
U.S. Treasury Strips Coupon
2.673%(s)	08/15/23	145	136,285

Total U.S. Treasury Obligations (cost $8,226,265)			8,427,337

Total Long-Term Investments (cost $33,381,951)			33,756,604

	Shares
Short-Term Investments — 17.4%
Affiliated Mutual Funds — 14.9%
PGIM Core Short-Term Bond Fund(w)	605,820	5,591,715
PGIM Core Ultra Short Bond Fund(w)	256,927	256,927
PGIM Institutional Money Market Fund(b)(w)	25	25

Total Affiliated Mutual Funds (cost $5,872,062)		5,848,667

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(n) — 2.5%
U.S. Treasury Bills
2.026%	12/26/19	1,000	995,736
(cost $995,204)

Total Short-Term Investments (cost $6,867,266)			6,844,403

TOTAL INVESTMENTS—103.3% (cost $40,249,217)			40,601,007

Liabilities in excess of other assets — (3.3)%			(1,298,219)

Net Assets — 100.0%			$ 39,302,788

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

A3

AST BOND PORTFOLIO 2019 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
36	10 Year U.S. Ultra Treasury Notes	Dec. 2019	$ 5,126,625	$(69,923)
Short Positions:
142	2 Year U.S. Treasury Notes	Dec. 2019	30,601,000	71,614
29	5 Year U.S. Treasury Notes	Dec. 2019	3,455,305	(719)
18	10 Year U.S. Treasury Notes	Dec. 2019	2,345,625	(2,182)
				68,713
				$ (1,210)
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
29,563	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	$ —	$ 80,008	$ 80,008
7,289	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(84,019)	(792,086)	(708,067)
				$(84,019)	$(712,078)	$(628,059)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4